Credit quality of cash and cash equivalents, as well as marketable securities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
DisclosureCashAndCashEquivalentsAndMarketableSecuritiesLineItems [Line Items]
Cash and cash equivalents	$ 10,467	$ 11,711
Marketable securities	694	703
Aa Credit Grades One [Member]
DisclosureCashAndCashEquivalentsAndMarketableSecuritiesLineItems [Line Items]
Cash and cash equivalents	1,152	1,995
A Credit Grades [Member]
DisclosureCashAndCashEquivalentsAndMarketableSecuritiesLineItems [Line Items]
Cash and cash equivalents	1,145	2,363
B B B Credit Grades [Member]
DisclosureCashAndCashEquivalentsAndMarketableSecuritiesLineItems [Line Items]
Cash and cash equivalents	2,308	168
B B Credit Grades [Member]
DisclosureCashAndCashEquivalentsAndMarketableSecuritiesLineItems [Line Items]
Cash and cash equivalents	3,672	4,154
Aaa Point Br Credit Grades [Member]
DisclosureCashAndCashEquivalentsAndMarketableSecuritiesLineItems [Line Items]
Cash and cash equivalents	530	673
Marketable securities	694	652
Aa Point Br Credit Grades [Member]
DisclosureCashAndCashEquivalentsAndMarketableSecuritiesLineItems [Line Items]
Cash and cash equivalents	1,639	1,960
Marketable securities		43
Other Credit Grades [Member]
DisclosureCashAndCashEquivalentsAndMarketableSecuritiesLineItems [Line Items]
Cash and cash equivalents	$ 21	398
Marketable securities		$ 8